Loss Per Share (Details) - Schedule of Earning Loss Per Share - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loss Per Share [Abstract]
Basic loss per share (cents per share)	$ (0.52)	$ (0.57)	$ (0.53)
Weighted average number of ordinary shares on issue used in the calculation of basic loss per share	3,648,875,564	2,427,841,917	2,405,990,036